Segment Information (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net sales:
Net sales, product category	$ 3,404	$ 3,226	$ 3,192
Spirits [Member]
Net sales:
Net sales, product category	3,102	2,916	2,832
Wine [Member]
Net sales:
Net sales, product category	$ 302	$ 310	$ 360